EQUITY INCENTIVE PLANS (Details 1) (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total employee stock-based compensation expense	€ 545	€ 455	€ 958	€ 933
Cost of Sales [Member]
Total employee stock-based compensation expense	11	11	22	20
Research and Development Expense [Member]
Total employee stock-based compensation expense	31	65	57	116
General and Administrative Expense [Member]
Total employee stock-based compensation expense	406	361	700	773
Selling and Marketing Expense [Member]
Total employee stock-based compensation expense	€ 97	€ 18	€ 179	€ 24